Intangible Assets (Details) - Schedule of Intangible Assets - Licences [member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance at beginning of period		$ 259,102	$ 321,406
Balance at end of period			259,102	$ 321,406
Gross carrying amount [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance at beginning of period		389,456	422,826	437,911
Movement in exchange rates	$ 722	(23,521)	(33,370)	(15,085)
Balance at end of period			389,456	422,826
Accumulated depreciation and amortisation [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Balance at beginning of period		130,354	101,420	63,202
Amortization			38,766	41,337
Movement in exchange rates		$ 9,914	(9,832)	(3,119)
Balance at end of period			$ 130,354	$ 101,420